Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Components of Income Before Income Taxes and Equity in Net Earnings of Equity Method Investees

The components of income before income taxes and equity in net earnings of equity method investees are as follows:

	2011	2012	2013
	US$	US$	US$
– Domestic	(4,870,380)	(6,422,577)	(7,177,897)
– Foreign	(898,648)	(973,378)	(4,371,884)

Loss before income taxes and equity in net loss of equity method investee	(5,769,028)	(7,395,955)	(11,549,781)

Current income tax (benefit) expense	17,279	65,555	(33,248)

Reconciliation of Estimated Income Tax Expense at Indian Statutory Income Tax Rate to Income Tax Expense

The reconciliation of estimated income tax expense at Indian statutory income tax rate to income tax expense reported in the statements of comprehensive loss is as follows:

	2011	2012	2013
	US$	US$	US$
Loss before income taxes and equity in net loss of equity method investee	(5,769,028)	(7,395,955)	(11,549,781)

Indian statutory income tax rate	33.218%	32.445%	32.445%

Expected income tax expense (benefit)	(1,916,356)	(2,399,618)	(3,747,327)

Tax effect of:–
Adjustments to reconcile expected income tax expense to reported income tax expense:

Employee stock-based compensation	185,741	298,428	245,313
Valuation allowance recognised during the year	1,805,725	2,337,757	3,060,830
Goodwill Impairment	—	—	648,900
Tax in foreign jurisdictions	(26,208)	(52,715)	(142,710)
Earnings (loss) of equity method investees	(260,996)	(69,995)	27,354
Others	229,373	(48,302)	(125,608)

Income tax (benefit) expense	17,279	65,555	(33,248)

Tax Effects of Significant Temporary Differences Resulting in Deferred Tax Assets and Liabilities

The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities are as follows:

	As of March 31,
	2012	2013
	US$	US$

Net operating loss carry forwards	4,659,466	7,062,788
Depreciation and amortization	4,052,339	4,358,969
Allowances for doubtful accounts receivables	1,091,749	343,500
Employee benefits	290,111	322,573
Minimum alternate tax credit	334,636	314,764
Loss of equity method investees	354,926	270,527

Gross deferred tax assets	10,783,227	12,673,121
Valuation allowance	(10,783,227)	(12,673,121)

Deferred tax assets	—	—

Deferred tax liability:
Intangible assets	244,429	185,982

Net Deferred tax liability	244,429	185,982

Movements in Valuation Allowance

Movements in valuation allowance:

	As of March 31,
	2012	2013
	US$	US$
Balance as at beginning of the year	10,375,601	10,783,227
Valuation allowance recognised during the year	2,337,757	3,060,830
Expired net operating carry forward losses	(1,071,323)	(811,255)
Reduction on account of unrecognized tax benefit	4,036	5,010
Effect of currency translation	(862,844)	(364,691)

Balance as at end of the year	10,783,227	12,673,121

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits during the fiscal years ended March 31, 2012 and 2013 is as follows:

	2012	2013
	US$	US$
Unrecognized tax benefits balance at beginning of the year	32,442	21,224

Gross decrease for tax positions of prior years	(7,090)	(14,483)
Effect of currency translation	(4,128)	(1,260)

Unrecognized tax benefits balance at end of the year	21,224	5,481